REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
REALIZED AND UNREALIZED FAIR VALUE LOSSGAIN ON DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Disclosure of detailed information about realized and unrealized fair value loss gain on derivative financial instruments [text block]
	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’0002
Realized and unrealized fair value (loss)/gain on derivative financial instruments (Note 29(d))	-	-	-